UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694
                                                      --------

                    Oppenheimer Gold & Special Minerals Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
-------------------------------------------------------------------------------

                                                              SHARES                VALUE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
COMMON STOCKS--100.8%
-------------------------------------------------------------------------------------------
ENERGY--1.4%
-------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Transocean, Inc. 1                                            25,000    $       3,380,000
-------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.3%
Cameco Corp.                                                 525,100           17,296,794
-------------------------------------------------------------------------------------------
Denison Mines Corp. 1                                      1,630,000           10,290,224
-------------------------------------------------------------------------------------------
Pan Orient Energy Corp. 1                                    190,700            2,149,544
                                                                          -----------------
                                                                               29,736,562
-------------------------------------------------------------------------------------------
INDUSTRIALS--0.8%
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Abengoa SA                                                   120,000            4,291,060
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Solaria Energia y Medio Ambiente SA 1                        800,000           15,017,130
-------------------------------------------------------------------------------------------
MATERIALS--98.6%
-------------------------------------------------------------------------------------------
CHEMICALS--1.6%
K+S AG                                                       100,000           32,901,280
-------------------------------------------------------------------------------------------
Neo Materials Technologies, Inc. 1                         1,720,000            6,401,091
                                                                          -----------------
                                                                               39,302,371
-------------------------------------------------------------------------------------------
METALS & MINING--97.0%
Aber Diamond Corp.                                           161,100            3,859,369
-------------------------------------------------------------------------------------------
Aditya Birla Minerals Ltd. 1                               4,100,000            7,025,617
-------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                    2,162,100          146,395,791
-------------------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                        2,606,800           15,237,761
-------------------------------------------------------------------------------------------
Albidon Ltd., CDI 1                                          210,838              643,568
-------------------------------------------------------------------------------------------
Anglo Platinum Ltd.                                          280,000           41,085,080
-------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                      1,015,000           34,469,400
-------------------------------------------------------------------------------------------
Apex Silver Mines Ltd. 1                                   1,185,000           14,362,200
-------------------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                     2,949,623           43,641,097
-------------------------------------------------------------------------------------------
Aurelian Resources, Inc. 1                                 1,370,000           12,292,562
-------------------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                       1,540,000            7,261,532
-------------------------------------------------------------------------------------------
Avoca Resources Ltd. 1                                     1,300,000            2,542,474
-------------------------------------------------------------------------------------------
Barrick Gold Corp.                                         2,636,815          114,569,612
-------------------------------------------------------------------------------------------
BHP Billiton Ltd., Sponsored ADR                             620,000           40,827,000
-------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                           827,780           21,249,113
-------------------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                                      2,300,000            3,108,996
-------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                      3,051,400           40,013,487
-------------------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1            10,600,000           11,360,073
-------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR          1,465,900          100,414,150
-------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                            2,250,000           77,940,000
-------------------------------------------------------------------------------------------
Crew Gold Corp. 1                                          1,000,000            1,665,936
-------------------------------------------------------------------------------------------
Detour Gold Corp. 1                                          290,000            4,944,225
-------------------------------------------------------------------------------------------
Dominion Mining Ltd.                                       2,750,000            8,631,835
-------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1,2                                    4,746,000           32,735,818
-------------------------------------------------------------------------------------------
Equigold NL                                                4,000,000           16,925,453
-------------------------------------------------------------------------------------------
FerroChina Ltd.                                            9,385,000            8,956,718
-------------------------------------------------------------------------------------------
Franco-Nevada Corp. 1                                        510,000           10,061,377
-------------------------------------------------------------------------------------------

                   1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------------

                                                              SHARES                VALUE
-------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
-------------------------------------------------------------------------------------------
Franco-Nevada Corp. 1                                        200,000     $      3,945,638
-------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                1,230,000          118,350,600
-------------------------------------------------------------------------------------------
Goldcorp, Inc.                                             3,323,068          128,768,885
-------------------------------------------------------------------------------------------
High River Gold Mines Ltd. 1                               4,500,000           11,530,031
-------------------------------------------------------------------------------------------
High River Gold Mines Ltd. 1,3                               470,000            1,204,248
-------------------------------------------------------------------------------------------
IAMGOLD Corp.                                              3,352,300           24,572,359
-------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                              2,357,352           90,651,704
-------------------------------------------------------------------------------------------
Industrias Penoles SA de CV                                  415,900           12,661,352
-------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                       3,563,100           36,771,192
-------------------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                       5,306,166            3,114,878
-------------------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                                      2,069,500           21,976,277
-------------------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR           900,000           25,380,000
-------------------------------------------------------------------------------------------
Katanga Mining Ltd. 1                                      1,070,000           16,261,873
-------------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd. 1                                800,000            3,246,747
-------------------------------------------------------------------------------------------
Kinross Gold Corp. 4                                       5,018,890          110,967,658
-------------------------------------------------------------------------------------------
Kinross Gold Corp. 4                                         800,460           17,858,185
-------------------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                          9,394,667           30,009,625
-------------------------------------------------------------------------------------------
Lonmin plc                                                 1,084,676           66,109,115
-------------------------------------------------------------------------------------------
Lundin Mining Corp. 1                                      2,600,000           17,731,015
-------------------------------------------------------------------------------------------
Mercator Minerals Ltd. 1                                   1,859,000           19,107,068
-------------------------------------------------------------------------------------------
Metallica Resources, Inc. 1                                3,320,000           19,568,415
-------------------------------------------------------------------------------------------
Metorex Ltd. 1                                             3,239,970            8,345,619
-------------------------------------------------------------------------------------------
Mincor Resources NL                                        2,000,000            5,615,207
-------------------------------------------------------------------------------------------
MMX Mineracao e Metalicos SA1                                114,800           61,825,953
-------------------------------------------------------------------------------------------
Murchison Metals Ltd. 1                                    4,200,000           15,086,372
-------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                       1,615,880           49,279,312
-------------------------------------------------------------------------------------------
Newmont Mining Corp.                                       2,700,105          122,314,757
-------------------------------------------------------------------------------------------
Pan American Silver Corp. 1                                1,028,541           39,465,118
-------------------------------------------------------------------------------------------
Pan Australian Resources Ltd. 1                           19,395,455           18,523,182
-------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                               1,300,000           60,242,000
-------------------------------------------------------------------------------------------
Rio Tinto plc, Sponsored ADR                                 120,000           49,420,800
-------------------------------------------------------------------------------------------
Royal Gold, Inc.                                             550,000           16,593,500
-------------------------------------------------------------------------------------------
Sally Malay Mining Ltd.                                    4,036,492           19,330,127
-------------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                    2,660,000           21,249,939
-------------------------------------------------------------------------------------------
Sino Gold Mining Ltd. 1                                    4,000,000           27,406,388
-------------------------------------------------------------------------------------------
St. Barbara Ltd. 1                                         5,000,000            3,952,637
-------------------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                        1,850,000            9,390,131
-------------------------------------------------------------------------------------------
Thompson Creek Metals Co. 1                                2,140,000           39,070,193
-------------------------------------------------------------------------------------------
Xstrata plc                                                  300,000           20,999,464
-------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                          7,849,000          115,159,959
-------------------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd.                           1,000,000            3,148,026
                                                                            ---------------
                                                                            2,308,425,793
                                                                            ---------------
Total Common Stocks (Cost $1,870,139,319)                                   2,400,152,916

                  2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
-------------------------------------------------------------------------------

                                                              UNITS                 VALUE
-------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------
High River Gold Mines Ltd. Wts., Exp. 11/8/10 1             235,000      $        164,840
-------------------------------------------------------------------------------------------
Jiutian Chemical Group Ltd. Wts., Exp. 10/15/10 1,5       3,100,000                78,826
-------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1                  70,000                    96
                                                                          -----------------
Total Rights, Warrants and Certificates (Cost $117,814)                           243,762
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,870,257,133)             100.8%        2,400,396,678
-------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.8)          (19,685,999)
                                                              ----------------------------
NET ASSETS                                                    100.0%     $   2,380,710,679
                                                              ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES          GROSS            GROSS             SHARES
                                                         JUNE 30, 2007      ADDITIONS       REDUCTIONS     MARCH 31, 2008
---------------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                          4,026,000         720,000              --          4,746,000
Oppenheimer Institutional Money Market Fund, Cl. E          11,900,939     435,014,209     446,915,148                 --

                                                                             DIVIDEND
                                                                 VALUE         INCOME
---------------------------------------------------------------------------------------
Eldorado Gold Corp.                                       $ 32,735,818     $       --
Oppenheimer Institutional Money Market Fund, Cl. E                  --        368,937
                                                       --------------------------------
                                                          $ 32,735,818     $  368,937
                                                       ================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,204,248 or 0.05% of the Fund's net assets as of March 31, 2008.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $78,826, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                 VALUE      PERCENT
----------------------------------------------------------------------------------------
Canada                                                   $  1,063,676,370         44.3 %
United States                                                 278,507,970         11.6
Australia                                                     225,259,793          9.4
South Africa                                                  174,551,803          7.3
United Kingdom                                                173,269,452          7.2
Brazil                                                        139,765,953          5.8
Peru                                                          100,414,150          4.2
Jersey, Channel Islands                                        60,242,000          2.5
Bermuda                                                        59,902,970          2.5
Germany                                                        32,901,280          1.4
Papua New Guinea                                               30,009,625          1.3
Spain                                                          19,308,190          0.8
Cayman Islands                                                 17,742,200          0.7
Mexico                                                         12,661,352          0.5
Singapore                                                       9,035,544          0.4
China                                                           3,148,026          0.1
                                                       ---------------------------------
Total                                                    $  2,400,396,678        100.0 %
                                                       =================================

                  3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                  4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended March 31, 2008 was as follows:

                                        CALL OPTIONS                  PUT OPTIONS
                                   -----------------------     ------------------------
                                   NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF
                                   CONTRACTS      PREMIUMS     CONTRACTS      PREMIUMS
---------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2007                            --      $     --            --      $      --
Options written                       1,400       512,738           100         13,700
Options closed or expired            (1,400)     (512,738)           --             --
Options exercised                        --            --          (100)       (13,700)
                                   ----------------------------------------------------
Options outstanding as of
March 31, 2008                           --      $     --            --      $      --
                                   ====================================================

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for

                  5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                            $ 1,870,585,017
Federal tax cost of other investments                           6,366,715
                                                        -----------------
Total federal tax cost                                    $ 1,876,951,732
                                                        =================

Gross unrealized appreciation                             $   647,893,540
Gross unrealized depreciation                               (118,082,887)
                                                        -----------------
Net unrealized appreciation                               $   529,810,653
                                                        =================

                  6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008